Other (expense) income	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other (expense) income

Note 9	Other (expense) income

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Losses on retirements and disposals of property, plant and equipment and intangible assets		(83)	(9)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans		(51)	138
Early debt redemption costs	24	(50)	(18)
Equity gains (losses) from investments in associates and joint ventures	19
Gain (loss) on investment		43	(53)
Operations		(38)	(19)
Gains on investments		3	18
Other		(18)	38
Total other (expense) income		(194)	95

Losses on retirements and disposals of property, plant and equipment and intangible assets
In 2020, we recorded a loss of $45 million due to a change in strategic direction related to the ongoing development of some of our TV platform assets under construction.

Equity gains (losses) from investments in associates and joint ventures
We recorded a gain (loss) on investment of $43 million and ($53) million in 2020 and 2019, respectively, related to equity gains (losses) on our share of an obligation to repurchase at fair value the minority interest in one of BCE’s joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.

Gains on investments
In 2019, we recorded gains of $18 million, which included a gain on an obligation to repurchase at fair value the minority interest in one of our subsidiaries.